SHARE CAPITAL (Details Narrative)								12 Months Ended
	May 16, 2022 CAD ($) $ / shares shares	Feb. 24, 2022 shares	Nov. 24, 2021 CAD ($) shares $ / shares	Nov. 18, 2021 CAD ($) shares	Jun. 15, 2021 CAD ($) $ / shares shares	May 17, 2021 CAD ($) $ / shares shares	May 14, 2021 CAD ($) shares	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 CAD ($) $ / shares shares	May 23, 2024 shares	May 22, 2024 shares	May 16, 2023 $ / shares	May 14, 2021 $ / shares	May 14, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Shares issued for private placement, shares | shares	1,102,888					1,283,222
Par value per share | (per share)	$ 0.45					$ 0.45								$ 1.02	$ 1.23
Shares issued for private placement	$ 496,300								$ 496,300	$ 577,450
Debt extinguished or converted	$ 35,000
Warrant exercise price | $ / shares	$ 0.90					$ 0.60							$ 1.80
Warrant share value | $ / shares	$ 0.015
Regulatory fees								$ 5,438	4,957	6,058
Commissions paid										22,239
Shares issued for services, shares | shares							9,803
Investor relation fees							$ 12,117	$ 67,961	103,148	313,679
Proceeds from issuing shares						$ 577,450
Warrants description						The 2022 Warrants are subject to an acceleration clause in the event that the common shares are listed on a recognized stock exchange and trade at a price of $0.90 or greater for 10 consecutive trading days, in which event the Company may notify warrant holders that the 2022 Warrants must be exercised within a period of 30 days. In case the 2022 Warrant holders do not exercise them within the accelerated 30-day period, the 2022 Warrants will expire automatically.
Warrant reserve										$ 58,273
Number of warrants issued | shares										49,770
Percentage of grant stock options								10.00%
Share based compensation									2,393	$ 4,770
Short-swing profits										$ 9,977
Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of options granted | shares			583,333
Stock options exercisable | $ / shares			$ 0.75
Stock options exercisable term			five years expiring on November 24, 2026
Number of share options vested | shares			566,667
Share based compensation			$ 330,425
Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of options granted | shares			16,666
Stock options exercisable term			12 months
Services Rendered [Member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)														$ 0.51	$ 0.618
Commissions paid							$ 5,000
Shares issued for services, shares | shares							9,803
2023 Offering [Member]
IfrsStatementLineItems [Line Items]
Regulatory fees									3,987
Commissions paid									$ 30,314
Warrants issued | shares									67,363
Warrants issued, value									$ 25,076
Subscription Receipt Offering [Member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares					$ 0.45
Warrant exercise price | $ / shares					$ 0.90					$ 1.80
Proceeds from issuing shares					$ 969,131
Warrant reserve
Shares issued | shares					2,153,624
Shares converted | shares				2,153,624
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued for private placement, shares | shares									1,102,888	1,283,222
Shares issued for private placement									$ 479,757	$ 577,450
Shares issued for services, shares | shares										9,803
Shares issued | shares				2,153,624
Subscription Receipt Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares				2,153,624
Broker Subscription Receipt Warrants [Member] | Investment Dealers [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares				76,130
Payments for share offering				$ 39,261
Number of warrants issued value				$ 92,653
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average life								3 months 14 days
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued and outstanding | shares											18,288,861	54,866,625
After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Number of options granted | shares		4,167